Prepayments and Other Current Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets is presented net of allowance for expected credit loss:

	As of December 31,	As of June 30,
	2024	2025
Prepayments and other current assets	$68,699	$1,084,007
Less: allowance for expected credit loss	(877)	(888)
Total prepayments and other current assets, net	$67,822	$1,083,119
Less: Prepayments for the acquisition of office premises – non-current	-	(1,014,208)
Current portion	67,822	68,911

Prepayments and other current assets is presented net of allowance for expected credit losses:

	As of December 31,
	2023	2024
Prepayments and other current assets	$92,494	$68,699
Less: allowance for expected credit losses	(745)	(877)
Total	$91,749	$67,822

Schedule of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$(745)	$(877)
Provision	(132)	(11)
Total	$(877)	$(888)
The movement of allowance for expected credit losses is as follows:
	As of December 31,
	2023	2024
Balance at beginning of the year	$—	$(745)
Provision	(745)	(132)
Total	$(745)	$(877)